Shareholders' Equity (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Equity, Class of Treasury Stock [Line Items]
Purchase of Common Stock Authorized	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000
Number of treasury stock contributed to the company's ESOP				11,418	11,455	11,428
Purchase of treasury stock				$ 117,165	$ 242,313	$ 122,044
Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Purchase of Common Stock, approval level				1,500,000
2010 Restricted Stock Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury stock				$ 4,997,790
Purchase of treasury stock, shares				345,208